Taxes (Tables)	6 Months Ended
Sep. 30, 2023
Taxes [Abstract]
Schedule of Income Before Tax	The income before tax were as follows:
	For the Six Months Ended September 30,
	2023	2022
Japan	$(424,749)	$(98,047)
Hong Kong	1,968,464	464,816
PRC	59,938	172,876
Malaysia	(5,733)	-
Income before tax	$1,597,920	$539,645

Schedule of Income Tax Provision (Benefit)	The components of the income tax provision (benefit) were as follows:
	For the Six Months Ended September 30,
	2023	2022
Current tax provision
Japan	$1,096,800	$192,271
Hong Kong	-	-
PRC	7,388	49,470
Malaysia	-	-
	1,104,188	241,741
Deferred tax benefit
Japan	$(1,460,667)	$(29,689)
Hong Kong	-	-
PRC	-	-
Malaysia	44	-
	(1,460,623)	(29,689)
Income tax provision (benefit)	$(356,435)	$212,052

Schedule of Reconciles the Japan Statutory Rate to the Company’s Effective Tax Rates	The following table reconciles the Japan statutory rate to the Company’s effective tax rates for the six months ended September 30, 2023 and 2022:
	For the Six Months Ended September 30,
	2023	2022

Japanese statutory income tax rate	30.6%	34.0%
Non-deductible expenses	3.1%	16.4%
Non-taxable income	(10.7)%	(3.4)%
Tax rate difference in non-Japan subsidiaries and different prefectures in Japan	(19.4)%	(6.3)%
Change in valuation allowance	(24.5)%	(2.7)%
Effect of additional consumption tax charge from tax examination (1)	12.4%	-
Prior year income tax true-up	(15.3)%	-
Others	1.5%	1.3%
Effective tax rate	(22.3)%	39.3%
(1)	This pertains to the tax effect resulted from the consumption tax examination (See note (c) - tax payable).

Schedule of Deferred Tax Assets Comprised	The Company’s deferred tax liabilities, net comprised of the following:
	September 30, 2023	March 31, 2023
Deferred tax assets:
Allowance for credit losses	$1,209,854	$1,434,120
Accrued member rewards	23,473	39,019
Accrued employee bonus	22,210	46,564
Accrued asset retirement obligation	103,266	123,626
Accrued employee retirement pension	56,707	59,358
Investment loss from equity method investment	-	40,300
Net operating loss carry-forwards	1,107,661	3,187,904
Total deferred tax assets	2,523,171	4,930,891
Valuation allowance	(199,350)	(597,777)
Total deferred tax assets	2,323,821	4,333,114
Deferred tax liabilities:
Change in fair value of purchase option	(6,192)	(7,552)
Accrued interest income on consumption tax receivable	-	(19,894)
Compensation receivable for consumption tax	(4,901,483)	(8,756,745)
Total deferred tax liabilities	(4,907,675)	(8,784,191)
Deferred tax liabilities, net	$(2,583,854)	$(4,451,077)

Schedule of Valuation Allowance	The Company’s movement of the valuation allowance were as follows:
	September 30, 2023	March 31, 2023
Beginning balance	$597,777	$386,436
Additions (reduction)	(335,671)	214,389
Disposal of a subsidiary	(58,887)	-
Foreign currency translation adjustments	(3,869)	(3,048)
Ending balance	$199,350	$597,777

Schedule of Taxes Payable	Taxes payable consisted of the following:
	September 30, 2023	March 31, 2023
Income tax payable	$1,501,243	$663,503
Additional consumption tax payable due to tax examination (1)	10,758,638	16,597,264
Consumption tax payable and others	23,472	959,036
Total taxes payable	$12,283,353	$18,219,803
(1)

Since January 2022, the Tokyo Regional Taxation Bureau had conducted a tax examination into the Company’s consumption tax filing for the period from July 2018 to December 2021, and the examination was completed in May 2023. As a result of the examination, the Company was required to return consumption tax refund amounted to approximately $28.3 million (approximately ¥3.8 billion) for export transactions that were determined not to meet the tax exemption requirements due to incomplete submission of relevant export documents. In addition, the additional tax for understatement and delinquent tax computed by the Company’s tax consultant was amounted to approximately $6.1 million (approximately ¥0.8 billion). Therefore, as of March 31, 2023, the Company recorded a net consumption tax payable amounted to approximately $16.6 million (approximately ¥2.2 billion), after the deduction of refundable consumption tax amounted to approximately $12.9 million (approximately ¥1.7 billion) that was withheld by the Tokyo Regional Taxation Bureau due to this examination, as well as refundable income tax that arose from the payments of additional consumption tax amounted to approximately $4.9 million (approximately ¥0.7 billion). During the six months ended September 30, 2023, the Company recorded additional consumption tax payable approximately $0.6 million (approximately ¥90.9 million) based on the final assessment by the Tokyo Regional Taxation Bureau. The Company made payments of the consumption tax payable by a monthly instalment of approximately $200,760 (¥30.0 million), and the amount also offset by the consumption tax receivable from the tax authorities for excess input consumption tax. The consumption tax payable was $10,758,638 as of September 30, 2023.